Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (2,932,213)	$ (3,563,138)	$ (6,951,698)	$ (1,673,735)	$ 145,723
Net (loss) income			(6,951,698)	(1,673,735)	140,988
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Income from accounts payable written-off		(146,662)	(146,662)
Realized actuarial gain		(46,805)	(46,805)
Write down of other assets					1,972
Depreciation, depletion and amortization	282,948	287,760	698,851	876,676	1,156,494
Amortization of deferred charges	40,094	29,939	72,756	57,418	41,216
Share-based compensation	651,852	1,549,707	3,007,081	247,817
Issuance of shares for compensation of non-employee services			155,556
Issuance of ordinary shares for service fee settlement	274,400	155,555
Changes in operating assets and liabilities
Accounts receivable	472,897	(87,570)	(1,046,645)	409,599	244,790
Other receivables					884,849
Due from related parties – current					107,709
Other assets – current	(692,264)	(300,449)	(287,352)	(77,419)	84,207
Other assets – non current	(84,368)	7,307	(70,509)	(184,344)	(48,784)
Accounts payable	(58,912)	(578,987)	(473,498)	(109,428)	(180,777)
Other current liabilities	2,063	(12,452)	(15,129)	11,296	(133)
Accrued expenses	463,512	(326,350)	(147,015)	25,373	(52,769)
Taxes payable	(55,838)	(11,984)	(3,680)	4,036	(155,554)
Provision of post-employment benefit			68,701	(27,083)	(303,989)
Net cash (used in) provided by operating activities	(1,635,829)	(3,044,129)	(5,186,048)	(439,794)	1,920,219
Cash flows from investing activities
Cash paid for short-term investment	(307,500)
Cash paid for oil and gas property	(892,183)	(165,994)
Oil and gas exploration and development costs			(357,333)	(545,579)	(228,389)
Purchase of property and equipment					(2,168)
Deferred charges				(500,000)	(783,123)
Repayment from a related party					160,100
Net cash used in investing activities	(1,199,683)	(165,994)	(357,333)	(1,045,579)	(853,580)
Cash flows from financing activities
(Repayment of) Proceeds from bank loan		(125,289)	(125,289)	174	(746,398)
Proceeds from IPO				13,650,007
Payment for IPO cost (offering cost)				(525,931)	(443,315)
Loan from related parties					2,360,000
Repayment of Long term loan to a third party			(1,000,000)
Net cash (used in) provided by financing activities		(125,289)	(1,125,289)	13,124,250	1,170,287
Effect of exchange rate changes on cash
Net change in cash and cash equivalents, and restricted cash	(2,835,512)	(3,335,412)	(6,668,670)	11,638,877	2,236,926
Cash and cash equivalents, and restricted cash at beginning of year	9,403,499	16,072,169	16,072,169	4,433,292	2,196,366
Cash and cash equivalents, and restricted cash at end of year	6,567,987	12,736,757	9,403,499	16,072,169	4,433,292
Cash paid for:
Interest	9,437	5,787	10,891	11,991	19,614
Income tax
Non-cash investing and financing activities
Acquisition of asset retirement obligation		43,019
Settlement of asset retirement obligation by accounts receivable		$ 265,363
Shareholder debts converted to capital contribution					24,298,700
Buyout of non-controlling interests					163,401
NCI subscription receivables transferred to the Company					22,955
Asset retirement obligations			$ 364,272	$ 118,640	$ 89,844